SEGMENTS (Tables)	6 Months Ended
Jun. 30, 2016
Segment Reporting [Abstract]
Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]
	Generics		Specialty
	Three months ended June 30,		Three months ended June 30,
	2016	2015	2016	2015

	U.S.$ in millions		U.S.$ in millions

Revenues	$2,294	$2,466	$2,271	$2,090
Gross profit	1,072	1,198	1,978	1,808
R&D expenses	125	134	245	220
S&M expenses	333	335	478	457
Segment profit	$614	$729	$1,255	$1,131

	Generics		Specialty
	Six months ended June 30,		Six months ended June 30,
	2016	2015	2016	2015

	U.S.$ in millions		U.S.$ in millions

Revenues	$4,464	$5,087	$4,423	$4,046
Gross profit	2,071	2,482	3,849	3,486
R&D expenses	261	245	474	435
S&M expenses	612	709	935	943
Segment profit	$1,198	$1,528	$2,440	$2,108

	Three months ended		Six months ended
	June 30,		June 30,
	2016	2015	2016	2015

	U.S.$ in millions

Generic medicines profit	$614	$729	$1,198	$1,528
Specialty medicines profit	1,255	1,131	2,440	2,108
Total segment profit	1,869	1,860	3,638	3,636
Profit of other activities	13	56	64	106
Total profit	1,882	1,916	3,702	3,742
Amounts not allocated to segments:
Amortization	193	214	382	434
General and administrative expenses	311	325	615	632
Impairments, restructuring and others	712	285	831	584
Legal settlements and loss contingencies	166	384	141	611
Other unallocated amounts	139	46	207	70

Consolidated operating income	361	662	1,526	1,411
Financial expenses - net	105	41	403	233
Consolidated income before income taxes	$256	$621	$1,123	$1,178

Segment revenues by geographic area:
	Three months ended		Six months ended
	June 30,		June 30,

	2016	2015	2016	2015

	U.S.$ in millions
Generic Medicines
United States	$892	$1,326	$1,868	$2,765
Europe*	660	665	1,331	1,345
Rest of the World	742	475	1,265	977
Total Generic Medicines	2,294	2,466	4,464	5,087
Specialty Medicines
United States	1,772	1,622	3,449	3,101
Europe*	414	378	808	783
Rest of the World	85	90	166	162
Total Specialty Medicines	2,271	2,090	4,423	4,046
Other Revenues
United States	3	4	7	7
Europe*	165	157	335	339
Rest of the World	305	249	619	469
Total Other Revenues	473	410	961	815
Total Revenues	$5,038	$4,966	$9,848	$9,948

*	All members of the European Union, Switzerland, Norway, Albania and the countries of former Yugoslavia.

Schedule of net sales by product line
Net revenues from specialty medicines:
	Three months ended		Six months ended
	June 30,		June 30,
	2016	2015	2016	2015

	U.S. $ in millions

CNS	$1,415	$1,353	$2,738	$2,573
Copaxone®	1,141	1,054	2,147	1,978
Azilect®	108	105	221	212
Nuvigil®	51	91	154	176
Respiratory	313	253	679	518
ProAir®	135	128	308	252
QVAR®	116	83	250	181
Oncology	334	293	602	557
Treanda® and Bendeka™	207	179	362	336
Women's health	117	110	227	239
Other Specialty	92	81	177	159
Total Specialty Medicines	$2,271	$2,090	$4,423	$4,046